Loans and borrowings	12 Months Ended
Dec. 31, 2019
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Loans and borrowings
29.	Loans and borrowings

	31 December 2019	31 December 2018
Non-current liabilities
Unsecured bank loans	6,092,170	7,244,992
Secured bank loans	—	1,862
Lease liabilities	1,101,303	1,026,955
Debt securities issued	5,483,921	4,845,827

	12,677,394	13,119,636

Current liabilities
Unsecured bank loans	6,712,297	6,281,855
Secured bank loans	2,415	2,318
Lease liabilities	431,752	387,001
Debt securities issued	481,869	364,735

	7,628,333	7,035,909

As at 31 December 2019, the Company has utilized, USD 225,000 (equivalent to TL 1,336,545 as at 31 December 2019) and EUR 35,000 (equivalent to TL 232,771 as at 31 December 2019) comparatively, under loan agreement signed with China Development Bank (“CDB”).
The annual interest rates of the USD and EUR denominated loans utilized as part of the EUR 750,000 loan agreement between the Company and CDB, which were LIBOR + 2.22% and EURIBOR + 2.20%, have been revised as LIBOR + 2.17% and EURIBOR + 2.15%, respectively. The updated rates are effective as of 10 April 2019. There have been no changes to the maturity or the repayment terms of the loan.
The Company signed a loan agreement of USD 150,000 with J.P.Morgan and AB Svensk Exportkredit within the framework of the insurance of the Swedish Export Credit Agency (EKN). The availability period of the loan is until April 2021, to be utilized in three equal tranches each with a maturity of 10 years. The total annual cost of the loan is LIBOR + 2.10% for the first tranche and fixed 5.35% for the second and third tranches. As at 31 December 2019, the Company has utilized USD 50,000 under this agreement.
The Company signed a loan agreement of EUR 50,000 with BNP Paribas Fortis SA/NV for general corporate purposes. The respective loan has a maturity of 3 years and 1 week and its annual cost of funding is in Euribor + 2.05%-1.85% range. Cost of funding can potentially decline to Euribor + 1.85% subject to meeting sustainability based environmental objectives set as part of the loan agreement. These objectives include recycling of electronic waste, use of solar energy for electricity consumption and reducing paper consumption through increased use of Dergilik application. As of 31 December 2019, the Company has utilized EUR 50,000 under this agreement.
As at 31 December 2019, the Company sold their debt securities issued with a total nominal value of USD 10,000 comprising portion of the debt securities issued previously added to its portfolio within the scope of the buy-back
decisions dated 27 July 2016 and 30 January 2017.
In 2019, CMB approval has been taken on issuance of management agreement based lease certificates in accordance with capital markets legislation in the domestic market, in Turkish Lira terms, at an amount of up to TL 500,000, on various dates and at various amounts without public offering, as private placement and/or to be sold to institutional investors. As at 8 October 2019, the Company has issued management agreement based lease certificates through Halk Yatırım amounting TL 150,000 with the maturity of 4 February 2020.

Terms and conditions of outstanding loans are as follows:

			31 December 2019			31 December 2018
	Currency	Interest rate type	Nominal interest rate	Payment period	Carrying amount	Nominal interest Rate	Payment period	Carrying amount
Unsecured bank loans	EUR	Floating	Euribor+1.3%-Euribor+2.2%	2020-2026	5,638,726	Euribor+1.2%-Euribor+3.4%	2019-2026	6,975,890
Unsecured bank loans	USD	Floating	Libor+1.5%-Libor+2.2%	2020-2028	4,478,457	Libor+2.0%-Libor+4.1%	2019-2026	4,589,157
Unsecured bank loans	TL	Fixed	9.5%-11.5%	2020	1,442,818	12.6%-25.0%	2019	873,914
Unsecured bank loans	UAH	Fixed	11.5%-18.0%	2020	1,043,883	21.5%-22.5%	2019	894,511
Unsecured bank loans	RMB	Fixed	5.5%	2020-2026	200,583	5.5%	2019-2026	193,375
Secured bank loans (*)	BYN	Fixed	11.5%	2020	2,415	12.0%-16.0%	2019-2020	4,180
Debt securities issued	USD	Fixed	5.8%	2020-2028	5,810,989	5.8%	2019-2028	5,135,565
Debt securities issued	TL	Fixed	14.0%	2020	154,801	24.5%	2019	74,997
Lease liabilities	EUR	Fixed	1.0%-7.9%	2020-2031	162,786	1.0%-7.9%	2019-2031	194,645
Lease liabilities	TL	Fixed	12.8%-45.0%	2020-2048	735,211	16.1%-45.0%	2019-2048	719,718
Lease liabilities	USD	Fixed	3.9%-10.8%	2020-2027	18,564	3.9%-10.8%	2019-2027	40,351
Lease liabilities	UAH	Fixed	16.6%-24.0%	2020-2067	521,496	16.6%-24.0%	2019-2067	418,390
Lease liabilities	BYN	Fixed	11.7%-15.0%	2020-2028	94,998	12.0%-15.0%	2019-2028	40,852

					20,305,727			20,155,545

(*)	Belarusian Telecom pledged certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus (Note 37).